FINANCIAL INSTRUMENTS - Schedule of Liquidity Risk Management (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	$ 350,267,000
Trade payables	116,749,000
Lease liabilities	133,208,000
Other financial liabilities	295,332,000
Financial liabilities	895,556,000
Nominal value of contingent consideration	167,790,000	$ 107,920,000
Foreign exchange forward contracts and interest rate SWAP
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	0
Subscription Agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	99,491,000
2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	1,601,000
Trade payables	114,743,000
Lease liabilities	34,307,000
Other financial liabilities	169,528,000
Financial liabilities	320,179,000
2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	19,802,000
Trade payables	1,345,000
Lease liabilities	26,308,000
Other financial liabilities	95,955,000
Financial liabilities	143,410,000
2027
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	19,620,000
Trade payables	661,000
Lease liabilities	21,582,000
Other financial liabilities	27,542,000
Financial liabilities	69,405,000
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	309,244,000
Trade payables	0
Lease liabilities	51,011,000
Other financial liabilities	2,307,000
Financial liabilities	$ 362,562,000